DIRECT OPERATING COSTS - Schedule of Lists of Direct Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Analysis of income and expense [abstract]
Cost of sales	$ 9,004	$ 5,440	$ 16,439	$ 13,463
Compensation	980	827	1,971	1,695
Property taxes, sales taxes and other	12	18	22	28
Total	$ 9,996	$ 6,285	$ 18,432	$ 15,186